Related Party Transactions And Balances - Schedule of Balances with Major Related Parties (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Related Party Transaction [Line Items]
Due from related party	$ 267	¥ 1,789	¥ 7,179
Due to related party	$ (1,400)	(9,393)	(20,103)
JM Weshop (Cayman) Inc.
Related Party Transaction [Line Items]
Due from related party		1,624	7,179
Due to related party			(152)
Tencent Group
Related Party Transaction [Line Items]
Due from related party		165
Due to related party		¥ (9,393)	(17,761)
Mr. Qi Chen
Related Party Transaction [Line Items]
Due to related party			(588)
Mr. Yibo Wei
Related Party Transaction [Line Items]
Due to related party			(235)
Mr. Xuqiang Yue
Related Party Transaction [Line Items]
Due to related party			(177)
iSNOB Holding Limited
Related Party Transaction [Line Items]
Due to related party			¥ (1,190)